State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

February 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

RE:	Wasatch Funds Trust (the “Trust”)
File Nos. 033-10451, 811-04920
Post Effective Amendment No. 92

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that (i) the Prospectus and Statement of Additional Information each dated January 31, 2017 for the Investor Class shares of each series of the Trust, and (ii) the Prospectus and Statement of Additional Information each dated January 31, 2017 for the Institutional Class shares of each series of the Trust, do not differ from those contained in Post-Effective Amendment No. 92 to the Trust’s Registration Statement on Form N-1A that were filed electronically via EDGAR on January 27, 2017 (Accession #01193125-17-021905).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:         R. Biles